Stock Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
The following table summarizes the status of RSUs as of December 31, 2025 and changes during the year then ended:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2025	—	$—
Granted	450	14.11
Vested	—	—
Forfeited	(13)	14.07
Outstanding at December 31, 2025	437	$14.11
The following table summarizes the status of PSUs as of December 31, 2025 and changes during the year then ended:

	Number of PSUs	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2025	—	$—
Granted	169	14.07
Vested	—	—
Forfeited	(5)	14.07
Outstanding at December 31, 2025	164	$14.07
Movements in the number of shadow shares outstanding for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Shadow shares outstanding, January 1	738	784	653
Granted and transferred	(1)	179	260
Vested and distributed	(193)	(202)	(113)
Cancelled	(69)	(23)	(16)
Shadow shares outstanding, December 31	475	738	784

Fair value of awards granted in year (€ per share)	€35.00	€29.10	€14.64
Fair value of awards granted in year ($ per share)	$41.34	$31.15	$16.08